RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 18:-    RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances and transactions are with related companies and principal shareholder. Yehuda Zisapel is a shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors of the Company and also a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems infrastructure, administrative services, medical insurance, as well as in connection with logistics services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,857, $ 1,856 and $ 2,242 in 2017, 2018 and 2019, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases of this facility will expire end of December 2020.

The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 1,849 in 2017, $ 1,960 in 2018 and $1,936 in 2019.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products that are then resold to the Company's customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 1,325, $ 78 and $ 152 for the years ended December 31, 2017, 2018 and 2019, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 224, $ 148 and $ 46 for the years ended December 31, 2017, 2018 and 2019, respectively.

As part of the commercial agreements with Orocom for the Fitel project in Peru, the Company has two seats in Orocom’s board of directors, which comprise half of Orocom’s board seats, as well as other protective rights in Orocom. As a result, Orocom and its shareholders were defined as related companies of Ceragon. The Company and Orocom are in discussion regarding the effect of the return of the bank guarantees (for more information see Note 11 above). During 2019, the Company recorded revenues in the amount of $ 6,575 related to FITEL project. During 2018 and 2019, Amitel Perú Telecomunicaciones S.A.C. (“Amitel”) - one of Orocom’s shareholders and a partner in the Fitel project – won a tender of Ceragon for the provision of site surveys services in the sum of approximately $ 490 and $ 900 respectively.

In December 2018, the company purchased 14% (11% on a fully diluted basis) of the share capital of Compass for a consideration of $ 833. As of December 31, 2019, the Company holds 11% (7% on a fully diluted basis) of the share capital of Compass (see note 1b).

Transactions with related parties:

	Year ended December 31,
	2017	2018	2019

Revenues	$173	$3,336	$6,745
Cost of revenues	$2,160	$1,111	$1,659

Research and development expenses	$1,063	$1,008	$1,248

Selling and marketing expenses	$813	$771	$763

General and administrative expenses	$995	$1,067	$1,002
Purchase of property and equipment	$224	$148	$46

 Balances with related parties:

	December 31,
	2018	2019

Trade payables, other accounts payable and accrued expenses	$2,077	$1,148
Trade Receivables	$1,733	$7,378